UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-04700

                                         The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                            Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Trust Inc.

Third Quarter Report — September 30, 2013

Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2013, the net asset value (“NAV”) total return of The Gabelli Equity Trust Inc. (the “Fund”) was 8.1%, compared with total returns of 5.2% and 2.1% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 3.0%. The Fund’s NAV per share was $6.68, while the price of the publicly traded shares closed at $6.72 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2013.

Comparative Results

Average Annual Returns through September 30, 2013 (a) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	8.11%	32.02%	14.53%	11.78%	9.99%	10.78%	11.11%
Investment Total Return (c)	3.00	30.60	11.91	11.08	9.53	11.26	10.80
S&P 500 Index	5.24	19.34	10.02	7.57	8.80	9.95	9.73(d)
Dow Jones Industrial Average	2.09	15.51	9.89	7.73	10.03	10.98	10.83(d)
Nasdaq Composite Index	11.18	22.83	13.82	8.92	8.31	9.52	9.19(d)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the  performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of  less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before  investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended September 30, 2013 (Unaudited)

	Shares	Ownership at September 30, 2013
NET PURCHASES
Common Stocks
ACCO Brands Corp.	10,000	10,000
Ashland Inc.	3,600	12,600
Avon Products Inc.	7,200	112,200
B/E Aerospace Inc.	100	100
BBA Aviation plc	4,600	616,615
Beam Inc.	54,200	161,200
Brown-Forman Corp., Cl. B	9,300	18,675
CIT Group Inc.	3,800	18,800
CNH Industrial NV(a)	53,592	53,592
Comcast Corp., Cl. A, Special	8,400	86,400
ConAgra Foods Inc.	60,000	60,000
Coty Inc., Cl. A	39,000	41,000
Davide Campari - Milano SpA	3,800	602,800
Dean Foods Co.(b)	34,800	34,800
DIRECTV	2,800	422,800
EchoStar Corp., Cl. A	3,700	34,440
Express Scripts Holding Co.	20,000	20,000
Ferro Corp.	15,000	425,000
Forest City Enterprises Inc., Cl. A	5,000	5,000
GATX Corp.	1,800	139,800
General Mills Inc.	7,000	47,000
Hillshire Brands Co.	41,200	202,200
Ingersoll-Rand plc	9,000	49,000
J.C. Penney Co. Inc.	20,000	30,000
Johnson Controls Inc.	14,400	157,400
Legg Mason Inc.	7,000	128,000
Liberty Interactive Corp., Cl. A	5,000	205,000
Liberty Ventures, Cl. A	2,000	15,451
LIN Media LLC, Cl. A(c)	24,000	24,000
Mallinckrodt plc(d)	5,225	5,225
Mondelēz International Inc., Cl. A	32,800	262,800
Nestlé SA	3,100	29,100
News Corp., Cl. A(e)	166,200	166,200
News Corp., Cl. B(f)	135,600	135,600
NTT DoCoMo Inc.(g)	148,500	150,000
O’Reilly Automotive Inc.	1,700	86,700
PepsiCo Inc.	9,400	219,400
Republic Services Inc.	14,400	224,400
Ryman Hospitality Properties Inc.	2,200	188,200
SGL Carbon SE	1,000	2,000
Sprint Corp.(h)	31,053	31,053
Sulzer AG	1,900	16,900
The ADT Corp.	49,600	160,100
The Coca-Cola Co.	3,400	133,400
Timken Co.	10,000	10,000

	Shares	Ownership at September 30, 2013
Trinity Industries Inc.	400	30,400
Twenty-First Century Fox Inc., Cl. A(e)	604,800	604,800
Twenty-First Century Fox Inc., Cl. B(f)	350,700	350,700
Tyco International Ltd.	9,800	212,800
Vodafone Group plc, ADR	4,800	74,800
Weatherford International Ltd.	35,000	35,000
WhiteWave Foods Co., Cl. A(i)	25,466	43,347
Xylem Inc.	24,600	289,600

NET SALES
Common Stocks
Accor SA	(1,400)	17,400
Actavis Inc.	(900)	11,100
Agnico Eagle Mines Ltd.	(6,600)	37,400
Alcoa Inc.	(15,600)	89,400
Allergan Inc.	(1,000)	12,000
America Movil SAB de CV, Cl. L, ADR	(19,200)	110,800
American Express Co.	(14,000)	445,000
Anadarko Petroleum Corp.	(2,400)	29,600
Archer Daniels Midland Co.	(8,800)	245,200
Argo Group International Holdings Ltd.	(2,200)	13,200
Barrick Gold Corp.	(9,400)	54,600
Baxter International Inc.	(1,800)	22,200
BCE Inc.	(9,600)	55,400
Becton, Dickinson and Co.	(1,100)	13,900
Biogen Idec Inc.	(2,200)	27,800
BorgWarner Inc.	(2,300)	62,700
Boston Scientific Corp.	(24,500)	305,500
BP plc, ADR	(13,000)	74,000
Cablevision Systems Corp., Cl. A	(8,800)	1,161,200
Campbell Soup Co.	(5,600)	69,400
Caterpillar Inc.	(2,200)	12,800
Christian Dior SA	(1,200)	15,300
Cisco Systems Inc.	(9,600)	55,400
Citigroup Inc.	(8,500)	106,500
CMS Energy Corp.	(2,100)	25,900
CNH Global NV(a)	(14,000)	—
CONSOL Energy Inc.	(3,200)	18,800
Constellation Brands Inc., Cl. A	(5,400)	30,600
Corning Inc.	(27,100)	472,900
Corus Entertainment Inc., Cl. B, OTC	(2,200)	20,134
Crane Co.	(2,000)	202,000
Curtiss-Wright Corp.	(11,300)	302,200
DE Master Blenders 1753 NV(j)	(580,000)	—
Dean Foods Co.(b)	(70,000)	—
Deere & Co.	(19,000)	352,000

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Quarter Ended September 30, 2013 (Unaudited)

	Shares	Ownership at September 30, 2013
Deutsche Bank AG	(2,200)	12,800
Deutsche Telekom AG, ADR	(8,900)	111,100
Diebold Inc.	(8,900)	71,100
Donaldson Co. Inc.	(1,800)	373,200
Duke Energy Corp.	(2,600)	15,400
E. I. du Pont de Nemours and Co.	(3,600)	20,400
El Paso Electric Co.	(7,500)	228,500
Endo Health Solutions Inc.	(1,700)	21,300
Exxon Mobil Corp.	(5,600)	69,400
Flowers Foods Inc.	(3,000)	91,500
Fomento Economico Mexicano SAB de CV, ADR	(6,200)	76,800
Franklin Electric Co. Inc.	(3,300)	40,700
Freeport-McMoRan Copper & Gold Inc.	(2,200)	27,800
Gardner Denver Inc.(k)	(12,000)	—
General Electric Co.	(9,600)	190,400
GrafTech International Ltd.	(12,600)	72,400
Greif Inc., Cl. A	(3,300)	148,700
Grupo Televisa SAB, ADR	(15,100)	619,900
H&R Block Inc.	(1,800)	22,200
H.B. Fuller Co.	(2,400)	30,600
Hanesbrands Inc.	(7,800)	44,200
Harley-Davidson Inc.	(2,100)	25,900
Honeywell International Inc.	(3,600)	381,400
HSN Inc.	(2,100)	25,900
IAC/InterActiveCorp.	(5,200)	64,800
Ingredion Inc.	(3,200)	17,800
Intel Corp.	(13,400)	76,600
International Flavors & Fragrances Inc.	(5,000)	62,000
Interval Leisure Group Inc.	(4,800)	27,200
InterXion Holding NV	(2,000)	25,000
Janus Capital Group Inc.	(25,000)	265,000
Kellogg Co.	(1,100)	13,900
Koninklijke Philips NV	(5,600)	31,985
Kraft Foods Group Inc.	(4,000)	49,333
Las Vegas Sands Corp.	(3,800)	47,200
Liberty Media Corp., Cl. A	(300)	84,700
LIN TV Corp., Cl. A(c)	(24,000)	—
Lufkin Industries Inc.(l)	(178,000)	—
LVMH Moet Hennessy Louis Vuitton SA	(900)	10,600
Macy’s Inc.	(24,000)	347,000
Martin Marietta Materials Inc.	(500)	5,900
Mead Johnson Nutrition Co.	(6,000)	34,000
Merck & Co. Inc.	(7,400)	92,600
Monsanto Co.	(1,500)	18,500
Moody’s Corp.	(1,600)	9,400
NCR Corp.	(5,200)	64,800

	Shares	Ownership at September 30, 2013
Newmont Mining Corp.	(11,600)	144,400
News Corp., Cl. A(e)	(610,000)	—
News Corp., Cl. B(f)	(355,000)	—
NextEra Energy Inc.	(1,600)	20,400
Northeast Utilities	(7,800)	44,200
Northrop Grumman Corp.	(1,500)	18,500
Novartis AG, ADR	(7,200)	89,800
Oceaneering International Inc.	(2,800)	35,200
Oi SA, ADR	(41,400)	338,600
Pentair Ltd.	(6,600)	37,400
Pernod Ricard SA	(6,800)	39,200
Phillips 66	(5,800)	76,200
Pinnacle Entertainment Inc.	(6,000)	34,000
Rayonier Inc.	(2,500)	31,500
Remy Cointreau SA	(3,000)	37,673
Rollins Inc.	(30,000)	1,285,000
Rolls-Royce Holdings plc, Cl. C	(142,800,000)	—
Rowan Companies plc, Cl. A	(5,000)	170,000
Southwest Gas Corp.	(1,500)	18,500
Spectra Energy Corp.	(8,900)	111,100
Sprint Nextel Corp.(h)	(700,000)	—
Starwood Hotels & Resorts Worldwide Inc.	(2,500)	31,500
SunTrust Banks Inc.	(3,000)	17,000
Syngenta AG, ADR	(1,100)	13,900
T. Rowe Price Group Inc.	(10,400)	129,600
TE Connectivity Ltd.	(3,700)	46,300
Telefonica Brasil SA, ADR	(6,500)	81,753
Telephone & Data Systems Inc.	(6,700)	582,300
TELUS Corp.	(2,200)	27,800
Tenaris SA, ADR	(4,200)	51,800
Texas Instruments Inc.	(10,000)	260,000
The AES Corp.	(4,500)	55,500
The Boeing Co.	(9,000)	105,000
The Central Europe, Russia, and Turkey Fund Inc.(m)	(335)	95,636
The Charles Schwab Corp.	(4,400)	25,600
The Dun & Bradstreet Corp.	(1,100)	13,400
The Hain Celestial Group Inc.	(1,500)	18,500
The New Germany Fund Inc.(n)	(304)	74,871
Tim Participacoes SA, ADR	(4,000)	50,075
Time Warner Cable Inc.	(1,000)	66,000
Time Warner Inc.	(9,800)	190,200
TripAdvisor Inc.	(1,800)	10,200
True Religion Apparel Inc.(o)	(48,000)	—
Tyson Foods Inc., Cl. A	(9,400)	53,600
United States Cellular Corp.	(8,400)	104,600
Universal Entertainment Corp.	(6,700)	83,300

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Quarter Ended September 30, 2013 (Unaudited)

	Shares	Ownership at September 30, 2013
Verizon Communications Inc.	(10,600)	132,400
Visa Inc., Cl. A	(600)	3,400
Vivendi SA	(5,000)	325,666
Waddell & Reed Financial Inc., Cl. A	(3,900)	48,100
Wal-Mart Stores Inc.	(2,900)	36,100
WhiteWave Foods Co., Cl. B(i)	(25,466)	—
Whole Foods Market Inc.	(3,100)	38,900
Yahoo! Inc.	(40,000)	257,000
Zimmer Holdings Inc.	(1,400)	8,600

(a)	Merger - 3.828 shares of CNH Industrial NV for every 1 share of CNH Global NV held.
(b)

Stock Split - 1 new share (242370203) for every 2 shares held (242370104). Net of 1,600 from purchases and sales of 242370104 were made before the split. 1,000 shares of 242370203 were sold after the split.

(c)	Merger - 1 share of LIN Media LLC, Cl. A for every 1 share of LIN TV Corp., Cl. A held.
(d)	Spin-off - 0.125 shares of Mallinckrodt plc for every 1 share of Covidien plc held. 900 shares of Mallinckrodt plc were sold after the spin-off.
(e)

Merger - 0.25 shares of News Corp., Cl. A (65249B109) and 1 share of Twenty-First Century Fox Inc., Cl. A for every 1 share of News Corp., Cl. A (65248E104) held. 13,700 shares of News Corp., Cl. A (65249B109) were purchased and 5,200 shares of Twenty-First Century Fox Inc., Cl. A were sold after the merger.

(f)

Merger - 0.25 shares of News Corp., Cl. B (65249B208) and 1 share of Twenty-First Century Fox Inc., Cl. B for every 1 share of News Corp., Cl. B (65248E203) held. 46,850 shares of News Corp., Cl. B (65249B208) were purchased and 4,300 shares of Twenty-First Century Fox Inc., Cl. B were sold after the merger.

(g)	Stock Split - 100 shares for every 1 share held.
(h)

Exchange - $5.65 cash and 0.261744048 shares of Sprint Corp. for every 1 share of Sprint Nextel Corp. held. 11,900 shares of Sprint Nextel Corp. were sold before the exchange and 149,053 shares of Sprint Corp. were sold after the exchange.

(i)	Merger - 1 share of WhiteWave Foods Co., Cl. A for every 1 share of WhiteWave Foods Co., Cl. B held.
(j)	Tender Offer - €12.50 cash for every 1 share held.
(k)	Tender Offer - $76.00 cash for every 1 share held. 900 shares were sold before tender offer.
(l)	Tender Offer - $88.50 cash for every 1 share held.
(m)	Tender Offer - 335 shares were tendered at $32.55 cash per share.
(n)	Tender Offer - 304 shares were tendered at $20.95 cash per share.
(o)	Tender Offer - $32.00 cash for every 1 share held.

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.2%
	Food and Beverage — 11.5%
161,200	Beam Inc.(a)	$10,421,580
52,500	Brown-Forman Corp., Cl. A	3,474,450
18,675	Brown-Forman Corp., Cl. B	1,272,328
69,400	Campbell Soup Co.	2,825,274
15,000	Coca-Cola Enterprises Inc.	603,150
60,000	ConAgra Foods Inc.	1,820,400
30,600	Constellation Brands Inc., Cl. A†	1,756,440
16,500	Crimson Wine Group Ltd.†	157,575
222,000	Danone SA	16,710,517
602,800	Davide Campari - Milano SpA	5,227,344
34,800	Dean Foods Co.†	671,640
196,000	Diageo plc, ADR	24,907,680
30,000	Dole Food Co. Inc.†	408,600
100,000	Dr Pepper Snapple Group Inc.	4,482,000
91,500	Flowers Foods Inc.	1,961,760
76,800	Fomento Economico Mexicano SAB de CV, ADR	7,456,512
47,000	General Mills Inc.	2,252,240
2,000,000	Grupo Bimbo SAB de CV, Cl. A	6,178,998
44,000	Heineken NV	3,118,537
202,200	Hillshire Brands Co.	6,215,628
17,800	Ingredion Inc.	1,177,826
105,000	ITO EN Ltd.	2,383,183
13,900	Kellogg Co.	816,347
64,000	Kerry Group plc, Cl. A	3,870,235
49,333	Kraft Foods Group Inc.	2,587,022
10,600	LVMH Moet Hennessy Louis Vuitton SA	2,087,935
262,800	Mondelēz International Inc., Cl. A	8,257,176
70,000	Morinaga Milk Industry Co. Ltd.	220,764
29,100	Nestlé SA	2,035,246
219,400	PepsiCo Inc.	17,442,300
39,200	Pernod Ricard SA	4,867,783
37,000	Post Holdings Inc.†	1,493,690
37,673	Remy Cointreau SA	4,014,587
133,400	The Coca-Cola Co.	5,053,192
18,500	The Hain Celestial Group Inc.†	1,426,720
2,000	The J.M. Smucker Co.	210,080
138,977	Tootsie Roll Industries Inc.	4,283,271
53,600	Tyson Foods Inc., Cl. A	1,515,808
43,347	WhiteWave Foods Co., Cl. A†	865,640
350,000	Yakult Honsha Co. Ltd.	17,500,890

		184,032,348

	Entertainment — 8.1%
89,000	Discovery Communications Inc., Cl. A†	7,513,380
79,000	Discovery Communications Inc., Cl. C†	6,171,480
619,900	Grupo Televisa SAB, ADR	17,326,205
32,000	Societe d’Edition de Canal +	242,431
90,000	Starz, Cl. A†	2,531,700
305,000	The Madison Square Garden Co., Cl. A†	17,711,350
190,200	Time Warner Inc.	12,517,062

Shares		Market Value
50,000	Tokyo Broadcasting System Holdings Inc.	$678,061
604,800	Twenty-First Century Fox Inc., Cl. A	20,260,800
350,700	Twenty-First Century Fox Inc., Cl. B	11,713,380
83,300	Universal Entertainment Corp.	1,772,016
289,500	Viacom Inc., Cl. A	24,262,995
325,666	Vivendi SA	7,492,019

		130,192,879

	Cable and Satellite — 8.0%
278,000	AMC Networks Inc., Cl. A†	19,037,440
1,161,200	Cablevision Systems Corp., Cl. A	19,554,608
86,400	Comcast Corp., Cl. A, Special	3,747,168
422,800	DIRECTV†	25,262,300
100,000	DISH Network Corp., Cl. A	4,501,000
34,440	EchoStar Corp., Cl. A†	1,513,294
79,000	Liberty Global plc, Cl. A†	6,268,650
79,000	Liberty Global plc, Cl. C†	5,958,970
481,690	Rogers Communications Inc., Cl. B, New York	20,717,487
19,310	Rogers Communications Inc., Cl. B, Toronto	830,290
118,000	Scripps Networks Interactive Inc., Cl. A	9,216,980
150,000	Shaw Communications Inc., Cl. B, New York	3,486,000
40,000	Shaw Communications Inc., Cl. B, Toronto	928,887
66,000	Time Warner Cable Inc.	7,365,600

		128,388,674

	Financial Services — 7.9%
445,000	American Express Co.(a)	33,606,400
13,200	Argo Group International Holdings Ltd.	566,016
72,000	Banco Santander SA, ADR	588,240
128	Berkshire Hathaway Inc., Cl. A†	21,812,480
10,000	Calamos Asset Management Inc., Cl. A	99,900
18,800	CIT Group Inc.†	916,876
106,500	Citigroup Inc.	5,166,315
12,800	Deutsche Bank AG	587,264
10,000	Fortress Investment Group LLC, Cl. A	79,400
22,200	H&R Block Inc.	591,852
40,000	Interactive Brokers Group Inc., Cl. A	750,800
265,000	Janus Capital Group Inc.	2,255,150
59,088	JPMorgan Chase & Co.	3,054,259
35,000	Kinnevik Investment AB, Cl. A	1,201,939
128,000	Legg Mason Inc.	4,280,320
107,000	Leucadia National Corp.	2,914,680
10,000	Loews Corp.	467,400
135,000	Marsh & McLennan Companies Inc.	5,879,250
9,400	Moody’s Corp.	661,102
22,000	Och-Ziff Capital Management Group LLC, Cl. A	241,780
120,000	State Street Corp.	7,890,000
17,000	SunTrust Banks Inc.	551,140
129,600	T. Rowe Price Group Inc.	9,322,128
195,000	The Bank of New York Mellon Corp.	5,887,050
25,600	The Charles Schwab Corp.	541,184
13,400	The Dun & Bradstreet Corp.	1,391,590
30,000	The Western Union Co.	559,800

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
13,000	W. R. Berkley Corp.	$557,180
48,100	Waddell & Reed Financial Inc., Cl. A	2,476,188
270,000	Wells Fargo & Co.	11,156,400

		126,054,083

	Equipment and Supplies — 6.2%
466,000	AMETEK Inc.	21,445,320
3,500	Amphenol Corp., Cl. A	270,830
94,000	CIRCOR International Inc.	5,844,920
373,200	Donaldson Co. Inc.	14,230,116
291,000	Flowserve Corp.	18,155,490
40,700	Franklin Electric Co. Inc.	1,603,580
60,000	Gerber Scientific Inc., Escrow†	600
72,400	GrafTech International Ltd.†	611,780
281,500	IDEX Corp.	18,367,875
49,000	Ingersoll-Rand plc	3,182,060
22,000	Mueller Industries Inc.	1,224,740
13,000	Sealed Air Corp.	353,470
51,800	Tenaris SA, ADR	2,423,204
15,000	The Greenbrier Companies Inc.†	370,950
4,000	The Manitowoc Co. Inc.	78,320
70,000	The Weir Group plc	2,640,441
10,000	Timken Co.	604,000
148,000	Watts Water Technologies Inc., Cl. A	8,342,760

		99,750,456

	Diversified Industrial — 5.8%
3,000	Acuity Brands Inc.	276,060
152,000	Ampco-Pittsburgh Corp.	2,723,840
202,000	Crane Co.	12,457,340
143,973	Eaton Corp. plc	9,911,101
190,400	General Electric Co.	4,548,656
148,700	Greif Inc., Cl. A	7,290,761
15,000	Greif Inc., Cl. B	798,750
28,000	Griffon Corp.	351,120
381,400	Honeywell International Inc.	31,671,456
128,000	ITT Corp.	4,601,600
11,000	Jardine Strategic Holdings Ltd.	372,350
2,000	Kennametal Inc.	91,200
26,000	Material Sciences Corp.†	243,880
94,500	Park-Ohio Holdings Corp.†	3,630,690
37,400	Pentair Ltd.	2,428,756
30,000	Rexnord Corp.†	624,000
16,900	Sulzer AG	2,616,244
10,000	Tredegar Corp.	260,000
30,400	Trinity Industries Inc.	1,378,640
212,800	Tyco International Ltd.	7,443,744

		93,720,188

	Energy and Utilities — 5.3%
16,000	ABB Ltd., ADR	377,440

Shares		Market Value
29,600	Anadarko Petroleum Corp.	$2,752,504
60,000	Apache Corp.	5,108,400
74,000	BP plc, ADR	3,110,220
25,900	CMS Energy Corp.	681,688
204,000	ConocoPhillips	14,180,040
18,800	CONSOL Energy Inc.	632,620
15,400	Duke Energy Corp.	1,028,412
228,500	El Paso Electric Co.	7,631,900
69,400	Exxon Mobil Corp.	5,971,176
140,000	GenOn Energy Inc., Escrow†	0
198,000	Halliburton Co.	9,533,700
75,000	Kinder Morgan Inc.	2,667,750
10,000	Marathon Oil Corp.	348,800
6,000	Marathon Petroleum Corp.	385,920
5,000	National Fuel Gas Co.	343,800
20,400	NextEra Energy Inc.	1,635,264
2,000	Niko Resources Ltd., OTC†	7,316
1,000	Niko Resources Ltd., Toronto†	3,670
44,200	Northeast Utilities	1,823,250
35,200	Oceaneering International Inc.	2,859,648
76,200	Phillips 66	4,405,884
170,000	Rowan Companies plc, Cl. A†	6,242,400
28,000	RPC Inc.	433,160
5,000	SJW Corp.	140,100
18,500	Southwest Gas Corp.	925,000
111,100	Spectra Energy Corp.	3,802,953
55,500	The AES Corp.	737,595
9,000	Transocean Ltd.	400,500
35,000	Weatherford International Ltd.†	536,550
195,000	Westar Energy Inc.	5,976,750

		84,684,410

	Health Care — 4.4%
11,100	Actavis Inc.†	1,598,400
12,000	Allergan Inc.	1,085,400
36,000	Amgen Inc.	4,029,840
22,200	Baxter International Inc.	1,458,318
13,900	Becton, Dickinson and Co.	1,390,278
27,800	Biogen Idec Inc.†	6,693,128
305,500	Boston Scientific Corp.†	3,586,570
85,000	Bristol-Myers Squibb Co.	3,933,800
49,000	Covidien plc	2,986,060
21,300	Endo Health Solutions Inc.†	967,872
20,000	Express Scripts Holding Co.†	1,235,600
28,000	Henry Schein Inc.†	2,903,600
35,000	Hospira Inc.†	1,372,700
40,000	Johnson & Johnson	3,467,600
65,000	Life Technologies Corp.†	4,863,950
5,225	Mallinckrodt plc†	230,370
34,000	Mead Johnson Nutrition Co.	2,524,840
92,600	Merck & Co. Inc.	4,408,686
9,600	Nobel Biocare Holding AG	141,715

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
89,800	Novartis AG, ADR	$6,888,558
15,000	Teva Pharmaceutical Industries Ltd., ADR	566,700
94,000	UnitedHealth Group Inc.	6,731,340
4,000	Waters Corp.†	424,840
60,000	William Demant Holding A/S†	5,544,975
8,600	Zimmer Holdings Inc.	706,404
16,000	Zoetis Inc.	497,920

		70,239,464

	Automotive: Parts and Accessories — 4.0%
62,700	BorgWarner Inc.	6,357,153
120,000	CLARCOR Inc.	6,663,600
215,000	Dana Holding Corp.	4,910,600
245,000	Genuine Parts Co.	19,818,050
157,400	Johnson Controls Inc.	6,532,100
220,000	Modine Manufacturing Co.†	3,218,600
86,700	O’Reilly Automotive Inc.†	11,062,053
137,000	Standard Motor Products Inc.	4,405,920
70,000	Superior Industries International Inc.	1,248,100

		64,216,176

	Consumer Products — 3.8%
112,200	Avon Products Inc.	2,311,320
73,000	Blyth Inc.	1,009,590
15,300	Christian Dior SA	3,000,264
24,000	Church & Dwight Co. Inc.	1,441,200
41,000	Coty Inc., Cl. A†	664,610
20,000	Crocs Inc.†	272,200
94,000	Energizer Holdings Inc.	8,568,100
2,100	Givaudan SA	3,067,507
44,200	Hanesbrands Inc.	2,754,102
25,900	Harley-Davidson Inc.	1,663,816
6,000	Jarden Corp.†	290,400
7,000	Mattel Inc.	293,020
11,383	National Presto Industries Inc.	801,477
10,000	Oil-Dri Corp. of America	337,400
55,000	Reckitt Benckiser Group plc	4,024,608
32,400	Svenska Cellulosa AB, Cl. B	816,718
834,000	Swedish Match AB	29,432,088
2,000	The Estee Lauder Companies Inc., Cl. A	139,800

		60,888,220

	Consumer Services — 3.2%
64,800	IAC/InterActiveCorp.	3,542,616
205,000	Liberty Interactive Corp., Cl. A†	4,811,350
15,451	Liberty Ventures, Cl. A†	1,362,315
1,285,000	Rollins Inc.	34,065,350
160,100	The ADT Corp.	6,509,666
10,200	TripAdvisor Inc.†	773,568

		51,064,865

Shares		Market Value
	Telecommunications — 3.1%
55,400	BCE Inc.	$2,365,580
1,000,000	BT Group plc, Cl. A	5,543,144
7,040,836	Cable & Wireless Jamaica Ltd.†(b)	12,307
600,000	Cincinnati Bell Inc.†	1,632,000
111,100	Deutsche Telekom AG, ADR	1,622,060
36,000	Hellenic Telecommunications Organization SA†	375,010
15,000	Hellenic Telecommunications Organization SA, ADR†	78,840
264,732	Koninklijke KPN NV†	843,426
338,600	Oi SA, ADR	623,024
29,000	Oi SA, Cl. C, ADR	56,260
31,053	Sprint Corp.†	192,839
21,000	Telecom Argentina SA, ADR†	376,950
565,000	Telecom Italia SpA	466,260
81,753	Telefonica Brasil SA, ADR	1,834,537
597,315	Telefonica SA, ADR†	9,246,436
582,300	Telephone & Data Systems Inc.	17,206,965
27,800	TELUS Corp.	921,404
132,400	Verizon Communications Inc.	6,177,784

		49,574,826

	Aerospace and Defense — 2.8%
616,615	BBA Aviation plc	3,044,643
240,000	Exelis Inc.	3,770,400
35,800	Kaman Corp.	1,355,388
3,000	Lockheed Martin Corp.	382,650
18,500	Northrop Grumman Corp.	1,762,310
1,200,000	Rolls-Royce Holdings plc	21,602,722
105,000	The Boeing Co.(a)	12,337,500

		44,255,613

	Retail — 2.7%
71,000	AutoNation Inc.†	3,704,070
50,000	Burger King Worldwide Inc.	976,000
40,000	Costco Wholesale Corp.	4,604,800
5,500	CST Brands Inc.	163,900
120,000	CVS Caremark Corp.	6,810,000
25,900	HSN Inc.	1,388,758
30,000	J.C. Penney Co. Inc.†	264,600
347,000	Macy’s Inc.	15,014,690
10,000	Outerwall Inc.†	499,900
36,000	Sally Beauty Holdings Inc.†	941,760
13,000	The Cheesecake Factory Inc.	571,350
3,000	Tiffany & Co.	229,860
62,000	Walgreen Co.	3,335,600
36,100	Wal-Mart Stores Inc.	2,669,956
38,900	Whole Foods Market Inc.	2,275,650

		43,450,894

	Business Services — 2.5%
10,000	ACCO Brands Corp.†	66,400
159,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,303,800

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Shares			Market Value
		COMMON STOCKS (Continued)
		Business Services (Continued)
33,000	(c)	Contax Participacoes SA†	$279,181
71,100		Diebold Inc.	2,087,496
4,000		Edenred	129,874
200,000		G4S plc	823,377
18,000		Jardine Matheson Holdings Ltd.	988,200
88,000		Landauer Inc.	4,510,000
35,600		MasterCard Inc., Cl. A	23,950,968
10,000		Monster Worldwide Inc.†	44,200
315,000		The Interpublic Group of Companies Inc.	5,411,700
3,400		Visa Inc., Cl. A	649,740

			40,244,936

		Machinery — 2.4%
12,800		Caterpillar Inc.	1,067,136
53,592		CNH Industrial NV†	669,900
352,000		Deere & Co.(a)	28,649,280
289,600		Xylem Inc.	8,088,528

			38,474,844

		Aviation: Parts and Services — 2.4%
100		B/E Aerospace Inc.†	7,382
302,200		Curtiss-Wright Corp.	14,191,312
275,000		GenCorp Inc.†	4,408,250
85,500		Precision Castparts Corp.	19,429,020

			38,035,964

		Broadcasting — 1.8%
260,000		CBS Corp., Cl. A, Voting	14,385,800
2,000		Cogeco Inc.	89,316
20,134		Corus Entertainment Inc., Cl. B, OTC	484,424
6,666		Corus Entertainment Inc., Cl. B, Toronto	160,235
30,000		Gray Television Inc.†	235,500
84,700		Liberty Media Corp., Cl. A†	12,463,605
24,000		LIN Media LLC, Cl. A†	486,960
100,000		Television Broadcasts Ltd.	630,488

			28,936,328

		Specialty Chemicals — 1.7%
12,600		Ashland Inc.	1,165,248
20,400		E. I. du Pont de Nemours and Co.	1,194,624
425,000		Ferro Corp.†	3,871,750
8,000		FMC Corp.	573,760
30,600		H.B. Fuller Co.	1,382,814
20,000		Huntsman Corp.	412,200
62,000		International Flavors & Fragrances Inc.	5,102,600
253,000		OMNOVA Solutions Inc.†	2,163,150
200,000		Sensient Technologies Corp.	9,578,000
2,000		SGL Carbon SE	76,084
95,000		Zep Inc.	1,544,700

			27,064,930

Shares		Market Value
	Hotels and Gaming — 1.6%
17,400	Accor SA	$723,607
70,000	Genting Singapore plc	80,068
8,000	Hyatt Hotels Corp., Cl. A†	343,680
27,200	Interval Leisure Group Inc.	642,736
1,070,000	Ladbrokes plc	2,930,938
47,200	Las Vegas Sands Corp.	3,135,024
3,650,000	Mandarin Oriental International Ltd.	5,913,000
90,000	MGM China Holdings Ltd.	298,805
25,000	MGM Resorts International†	511,000
45,000	Orient-Express Hotels Ltd., Cl. A†	584,100
34,000	Pinnacle Entertainment Inc.†	851,700
188,200	Ryman Hospitality Properties Inc.	6,494,782
31,500	Starwood Hotels & Resorts Worldwide Inc.	2,093,175
200,000	The Hongkong & Shanghai Hotels Ltd.	302,220
2,000	Wynn Resorts Ltd.	316,020

		25,220,855

	Publishing — 1.2%
100,000	Il Sole 24 Ore SpA†	73,866
112,000	McGraw Hill Financial Inc.	7,346,080
130,000	Media General Inc., Cl. A†	1,853,800
104,000	Meredith Corp.	4,952,480
166,200	News Corp., Cl. A†	2,669,172
135,600	News Corp., Cl. B†	2,227,908
25,000	The E.W. Scripps Co., Cl. A†	458,750

		19,582,056

	Electronics — 1.1%
18,000	Bel Fuse Inc., Cl. A	311,760
4,000	Hitachi Ltd., ADR	265,400
76,600	Intel Corp.	1,755,672
31,985	Koninklijke Philips NV	1,031,516
45,000	LSI Corp.	351,900
2,400	Mettler-Toledo International Inc.†	576,216
20,000	Molex Inc., Cl. A	765,600
46,300	TE Connectivity Ltd.	2,397,414
260,000	Texas Instruments Inc.	10,470,200

		17,925,678

	Computer Software and Services — 1.0%
7,000	Check Point Software Technologies Ltd.†	395,920
16,000	Electronic Arts Inc.†	408,800
25,000	InterXion Holding NV†	556,000
64,800	NCR Corp.†	2,566,728
26,000	Rockwell Automation Inc.	2,780,440
20,000	VeriFone Systems Inc.†	457,200
257,000	Yahoo! Inc.†	8,522,120

		15,687,208

	Environmental Services — 0.9%
224,400	Republic Services Inc.	7,485,984

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Environmental Services (Continued)
170,000	Waste Management Inc.	$7,010,800

		14,496,784

	Wireless Communications — 0.9%
110,800	America Movil SAB de CV, Cl. L, ADR	2,194,948
850,000	Cable & Wireless Communications plc	545,338
7,000	Millicom International Cellular SA, SDR	618,124
150,000	NTT DoCoMo Inc.	2,429,422
50,075	Tim Participacoes SA, ADR	1,180,268
104,600	United States Cellular Corp.	4,762,438
74,800	Vodafone Group plc, ADR	2,631,464

		14,362,002

	Agriculture — 0.8%
245,200	Archer Daniels Midland Co.	9,033,168
18,500	Monsanto Co.	1,930,845
13,900	Syngenta AG, ADR	1,130,070
10,000	The Mosaic Co.	430,200

		12,524,283

	Automotive — 0.6%
20,000	Ford Motor Co.	337,400
120,000	Navistar International Corp.†	4,377,600
81,000	PACCAR Inc.	4,508,460

		9,223,460

	Metals and Mining — 0.5%
37,400	Agnico Eagle Mines Ltd.	989,978
89,400	Alcoa Inc.	725,928
54,600	Barrick Gold Corp.	1,016,652
27,800	Freeport-McMoRan Copper & Gold Inc.	919,624
4,800	Materion Corp.	153,888
50,000	New Hope Corp. Ltd.	181,448
144,400	Newmont Mining Corp.	4,057,640
72,900	Turquoise Hill Resources Ltd.†	322,218
12,000	Vale SA, ADR	187,320

		8,554,696

	Communications Equipment — 0.5%
55,400	Cisco Systems Inc.	1,297,468
472,900	Corning Inc.	6,899,611

		8,197,079

	Transportation — 0.4%
139,800	GATX Corp.	6,643,296

	Real Estate — 0.4%
5,000	Forest City Enterprises Inc., Cl. A†	94,700
55,500	Griffin Land & Nurseries Inc.	1,781,550
195,000	The St. Joe Co.†	3,825,900

		5,702,150

Shares		Market Value
	Building and Construction — 0.3%
116,000	Fortune Brands Home & Security Inc.	$4,829,080
20,000	Layne Christensen Co.†	399,200

		5,228,280

	Closed-End Funds — 0.3%
30,000	Royce Value Trust Inc.	483,300
95,636	The Central Europe, Russia, and Turkey Fund Inc.	3,100,519
74,871	The New Germany Fund Inc.	1,541,594

		5,125,413

	Real Estate Investment Trusts — 0.1%
1,800	Camden Property Trust	110,592
31,500	Rayonier Inc.	1,752,975

		1,863,567

	Manufactured Housing and Recreational Vehicles — 0.0%
5,900	Martin Marietta Materials Inc.	579,203
15,000	Nobility Homes Inc.†	138,750
32,000	Skyline Corp.†	159,040

		876,993

	TOTAL COMMON STOCKS	1,574,483,898

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
22,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	927,300

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
136,000	Kinder Morgan Inc., expire 05/25/17†	675,920

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Diversified Industrial — 0.1%
$2,000,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17(d)	2,233,750

	U.S. GOVERNMENT OBLIGATIONS — 1.6%
24,936,000	U.S. Treasury Bills, 0.010% to 0.075%††, 10/17/13 to 03/27/14(e)	24,935,086

	TOTAL INVESTMENTS — 100.0% (Cost $812,483,084)	$1,603,255,954

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — September 30, 2013 (Unaudited)

			Market Value

	Aggregate tax cost		$827,841,361

	Gross unrealized appreciation		$819,294,062
	Gross unrealized depreciation		(43,879,469)

	Net unrealized appreciation/depreciation		$775,414,593

Number of Contracts		Expiration Date	Unrealized Appreciation
	FUTURES CONTRACTS — SHORT POSITION
430	S & P 500 E-Mini Futures(f)	12/20/13	$166,849

(a)	Securities, or a portion thereof, with a value of $52,553,675, were pledged as collateral for futures contracts.
(b)

At September 30, 2013, the Fund held an investment in a restricted security amounting to $12,307 or 0.00% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/13 Carrying Value Per Share
7,040,836	Cable & Wireless Jamaica Ltd.	09/30/93	$128,658	$0.0017
(c)	Denoted in units.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the market value of the Rule 144A security amounted to $2,233,750 or 0.14% of total investments.

(e)	At September 30, 2013, $2,995,000 of the principal amount was pledged as collateral for futures contracts.
(f)	At September 30, 2013, the Fund had entered into futures contracts with UBS AG.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	81.5%	$1,306,534,155
Europe	14.0	223,848,855
Latin America	2.4	39,155,432
Japan	1.6	25,249,736
Asia/Pacific	0.5	8,467,776
Total Investments	100.0%	$1,603,255,954

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Equipment and Supplies	$99,749,856	—	$600	$99,750,456
Energy and Utilities	84,684,410	—	0	84,684,410
Other Industries (a)	1,390,049,032	—	—	1,390,049,032
Total Common Stocks	1,574,483,298	—	600	1,574,483,898
Convertible Preferred Stocks (a)	927,300	—	—	927,300
Warrants (a)	675,920	—	—	675,920
Convertible Corporate Bonds (a)	—	$2,233,750	—	2,233,750
U.S. Government Obligations	—	24,935,086	—	24,935,086
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,576,086,518	$27,168,836	$600	$1,603,255,954
OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
EQUITY CONTRACTS
Futures Contracts Sold (b)	$166,849	$—	$—	$166,849

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
(b)	Represents cumulative unrealized appreciation of futures contracts as reported in the SOI.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At September 30, 2013, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at September 30, 2013 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. Due to the recent amendments to Rule 4.5 under the CEA, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2013, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2017	$25,514,103
Capital Loss Carryforward Available through 2018	13,356,222

Total Capital Loss Carryforwards	$38,870,325

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

DIRECTORS	OFFICERS

Mario J. Gabelli, CFA

Chairman & Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Arthur V. Ferrara

Former Chairman &

Chief Executive Officer,

Guardian Life Insurance

Company of America

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President &

Acting Chief Compliance Officer

Agnes Mullady

Treasurer & Secretary

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GAB Q3/2013

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/20/2013

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/20/2013

* Print the name and title of each signing officer under his or her signature.